Inventories	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES

Note 4 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of June 30, 2022 and December 31, 2021, inventories consisted of the following:

	June 30,	December 31,
	2022	2021
Finished goods	$3,565,417	$22,433,140

No inventory write-down was recorded for the six months ended June 30, 2022 and 2021.